Severance Pay (Tables)	12 Months Ended
Dec. 31, 2022
Severance Pay [Abstract]
Schedule of amounts accrued and the portions funded, with severance pay funds and by the insurance policies
	December 31,
	2 0 2 2	2 0 2 1
	U.S. dollars in thousands

Accrued severance pay	$1,930	$2,361
Severance pay fund	(1,914)	(2,325)
Unfunded balance	$16	$36